Consolidated Statements of Cash Flows - 20F - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net (loss) / income	$ (8,956)	$ 80,348	$ 10,907
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Depreciation	1,865	3	982
Amortization of deferred dry-docking costs	38	0	232
Amortization of deferred finance charges	72	0	1,090
Amortization of convertible promissory note beneficial conversion feature	334	0	0
Gain on extinguishment of convertible promissory notes	(200)	0	0
Stock based compensation	178	0	15
Loss on bad debt	30	38	0
Gain on restructuring	0	(85,563)	0
Impairment of vessels and deferred charges	0	0	3,564
Gain on disposal of subsidiaries	0	0	(25,719)
Change in fair value of financial instruments	0	0	8
Changes in operating assets and liabilities:
Accounts receivable trade, net	(1,287)	1,188	1,025
Inventories	(2,980)	61	(1,005)
Other current assets	(353)	661	1,113
Deferred charges	(1,232)	0	(1,041)
Other non-current assets	0	0	141
Trade accounts and other payables	5,715	(1,884)	(658)
Due to related parties	(105)	875	2,914
Accrued liabilities	1,990	(10,380)	7,147
Deferred revenue	154	(205)	315
Net cash (used in) / provided by operating activities	(4,737)	(14,858)	1,030
Cash flows from investing activities:
Acquisition of vessels	(201,684)	0	0
Net proceeds from sale of vessels	0	105,959	3,998
Additions to office furniture & equipment	0	(64)	0
Cash disposed of upon disposal of subsidiaries	0	0	(2,005)
Cash paid at subsidiary disposal	0	0	(1,000)
Net cash (used in) / provided by investing activities	(201,684)	105,895	993
Cash flows from financing activities:
Net proceeds from issuance of common stock	13,820	3,204	0
Proceeds from long-term debt	179,047	0	0
Proceeds from convertible promissory notes	15,765	0	0
Payments of financing costs	(930)	0	0
Repayments of long-term debt	(600)	(94,443)	(5,246)
Repayments of convertible promissory notes	(200)	0	0
Restricted cash (retained)/released	(50)	0	2,000
Net cash provided by / (used in) financing activities	206,852	(91,239)	(3,246)
Net increase/(decrease) in cash and cash equivalents	431	(202)	(1,223)
Cash and cash equivalents at beginning of period	2,873	3,075	4,298
Cash and cash equivalents at end of period	3,304	2,873	3,075
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	$ 855	$ 10,557	$ 0